Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2023
Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives	Property and equipment comprise office building, equipment, and motor vehicles. They are recorded at cost less accumulated depreciation and depreciated on a straight-line basis over the estimated useful lives of the assets. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its existing use. The cost of repairs and maintenance is expensed as incurred; major replacements and improvements are capitalized. When assets are retired or disposed of, the cost and accumulated depreciation are removed from the accounts, and any resulting gains or losses are included in income/loss in the year of disposition. Estimated useful lives are as follows:
Estimated Useful Life
Building	20 Years
Office equipment	3 to 5 Years
Motor vehicles	10 Years
Leasehold improvement	Shorter of useful life or lease term

Schedule of Disaggregation of the Company’s Revenue	The following table identifies the disaggregation of the Company’s revenue for the fiscal years ended June 30, 2023, 2022, and 2021 respectively:
	For the fiscal years ended June 30,
	2023	2022	2021
Revenue from operations:
Event hosting	$4,348,303	$14,711,787	$14,978,643
Brand promotion	9,650,274	8,733,764	750,315
Event planning and execution	4,132,477	8,420,328	9,196,773
Other services	412,189	415,664	600,826
Total revenue	$18,543,243	$32,281,543	$25,526,557

Schedule of Deferred Revenue
Amount
June 30, 2020	$1,764,608
Addition	8,070,036
Recognized as revenue within the fiscal year ended June 30, 2021	(8,185,797)
June 30, 2021	1,648,847
Addition	47,710
Recognized as revenue within the fiscal year ended June 30, 2022	(1,648,847)
June 30, 2022	47,710
Addition	393,003
Recognized as revenue within the fiscal year ended June 30, 2023	(47,710)
June 30, 2023	$393,003